Intangible assets (Policies)	12 Months Ended
Dec. 31, 2025
Intangible Assets
intangible assets

The Company records as intangible assets those assets arising from concession agreements, which will be reversible to the granting authorities at the end of the concession term, and the main costs are transferred from the Contract Assets and other concession assets.

Amortization of the intangible asset begins when it becomes available for use, in the location and condition necessary for it to be capable of operating as intended, from the moment the asset goes into operation. Amortization reflects the period in which the future economic benefits of the asset are expected to be consumed by the Company, which may be the final term of the concession or its useful life.

Amortization of the intangible asset is terminated when the asset is fully consumed or written off, whichever occurs first.

Donations in assets received from third parties and government entities that allow the Company to provide water supply and basic sanitation services are recorded in the financial statements at zero cost, since these assets belong to the granting authority.

The financial resources received as donations for the construction of the infrastructure are recorded under “Other operating income”.

For the concession agreement with URAE-1 executed after the Company's privatization in July 2024, investments made and not amortized until the end of the concession are accounted for as Financial assets of the concession (Note 15).

Leases are recognized at the present value of contractual obligations, presented in assets as Right of Use (Note 14 (f)) and in liabilities as Leases (Note 17 (b)), except for short-term contracts (12 months or less) and/or low value (below US$ 5,000), which are recognized as expenses when incurred.

(a)	Concession Agreements/URAE-1

The Company operates concession agreements including the provision of basic and environmental sanitation, water supply and sewage services, signed with the granting authorities. The infrastructure used by SABESP related to the service concession agreements is considered controlled by the granting authorities when:

(i)	The granting authority controls or regulates which services the provider must provide with the infrastructure, to whom it must provide and at what price; and
(ii)	The granting authority controls the infrastructure, i.e., it has the right to resume the infrastructure at the end of the concession.

The rights to the infrastructure operated in accordance with the concession agreements are accounted for as intangible assets, since the Company has the right to charge for the use of the infrastructure assets and users (consumers) have the obligation to pay for the services.

Intangible assets related to the concessions are amortized using the straight-line method according to the contract period or useful life of the underlying asset, whichever is the lower.

Details regarding the amortization of intangible assets are described in Note 14 (d).

(b)	Software licenses of use

Software licenses of use are capitalized based on acquisition costs and other implementation costs. Amortizations are recorded according to the useful life, and the expenses associated with their maintenance are recognized in profit or loss, when incurred.

Intangible assets are reviewed annually in order to identify evidence that may lead to losses of non-recoverable amounts, or whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. The Company does not have assets with indefinite useful lives and assessed that there is no indication of impairment loss, mainly supported by Law No. 14,026/2020, which ensures that public sanitation services will have economic and financial sustainability guaranteed, either through tariffs or indemnification.